New Standards and Interpretations Adopted in the Current Year - Summary of impact of transition to IFRS 9 on retained earnings (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments [Line Items]
Retained earnings	$ 27,025		$ 23,761
Revaluation of funds		$ 1
IFRS 9 [member]
Disclosure Of Financial Instruments [Line Items]
Retained earnings			$ 23,761
Costs of hedging adjustment		22
Reclassification of equity investments from available-for-sale to FVPL		12
Impairment provision resulting from the application of the ECL model		(7)
Tax impact		1
Revaluation of funds		1
Adjustment to retained earnings from adoption of IFRS 9 on 1 January 2018 (sub-total)		(15)
Retained Earnings 1 January 2018 IFRS 9 (Before Restatement for IFRS 15) [Member] | IFRS 9 [member]
Disclosure Of Financial Instruments [Line Items]
Retained earnings		$ 23,746